Note 18 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2023	2024
	Basic EPS	Basic EPS
Net income	$216,258	$205,547
Less: Net loss/(income) attributable to non-controlling interest in subsidiaries	3,997	(1,351)
Net income attributable to Costamare Inc.	220,255	204,196
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(13,278)
Less: deemed dividend in redemption of Series E Preferred Stock	-	(5,446)
Net income available to common stockholders	$204,807	$185,472
Weighted average number of common shares, basic and diluted	122,560,175	118,902,719
Earnings per common share, basic and diluted	$1.67	$1.56